INVESTMENTS (Details 6) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 634,574	$ 1,108,063	$ 3,348,928	$ 3,364,265
Gross profit	444,896	781,253	2,381,245	2,122,073
Recurring expenses	473,972	706,147
Pre-opening costs	0	96,613
Income (loss) from continuing operations	(29,076)	(21,507)	(30,208)	131,949
Net income (loss)	$ (29,076)	$ (21,507)	$ (30,208)	$ 131,949